Shareholder Report	12 Months Ended	120 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000234653
Shareholder Report [Line Items]
Fund Name	Fairlead Tactical Sector ETF
Trading Symbol	TACK
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	877-865-9549
Additional Information Website	https://funddocs.filepoint.com/fairlead/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	14.94%	5.60%
Russell 1000 Equal Weight Index Total Return Index	17.99%	4.71%
Morningstar Moderate Target Risk Index	11.19%	4.53%
Fairlead Tactical Sector ETF - Market Price	14.95%	5.59%

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 220,665,178	$ 220,665,178
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 1,259,176
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$220,665,178
Number of Portfolio Holdings	10
Advisory Fee	$1,259,176
Portfolio Turnover	59%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Exchange-Traded Funds	99.7%

C000206278
Shareholder Report [Line Items]
Fund Name	Reynders, McVeigh Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	ESGEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-950-6868
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 29, 2019)
Reynders, McVeigh Core Equity Fund - Institutional Shares	19.65%	13.01%	13.47%
MSCI World Index	21.40%	12.08%	12.55%
S&P 500® Index	26.38%	15.17%	15.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 86,958,375	$ 86,958,375
Holdings Count | Holding	48	48
Advisory Fees Paid, Amount	$ 480,554
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,958,375
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$480,554
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Financials	4.7%
Consumer Staples	4.7%
Communications	5.1%
Materials	6.1%
Consumer Discretionary	10.0%
Health Care	18.5%
Industrials	21.8%
Technology	28.5%

C000246834
Shareholder Report [Line Items]
Fund Name	The Nightview Fund
Trading Symbol	NITE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 27,112,192	$ 27,112,192
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount	$ 173,739
InvestmentCompanyPortfolioTurnover	46.00%